Other disclosures - Spain Real Estate Business Segment Information (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Memorandum items: Data from the public consolidated balance sheet
Total assets	€ 1,568,636	€ 1,508,250
Spain
Memorandum items: Data from the public consolidated balance sheet
Total assets	1,568,636	1,508,250
Spain | Accumulated impairment
Memorandum items: Data from the public consolidated balance sheet
Financial assets	1,560	1,591
Spain | Customers excluding the public sector
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 239,941	€ 237,165